Calvert
Conservative Allocation Fund
June 30, 2026
Schedule of Investments (Unaudited)

Mutual Funds — 99.4%(1)

Security	Shares	Value
Equity Funds — 35.8%
Calvert Impact Fund, Inc.:
Calvert Small/Mid-Cap Fund, Class I	43,159	$ 1,150,624
Calvert Small-Cap Fund, Class R6	57,003	1,925,004
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	240,445	10,937,843
Calvert US Large-Cap Core Responsible Index Fund, Class R6	323,244	20,357,876
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	249,477	20,661,664
Calvert US Large-Cap Value Responsible Index Fund, Class R6	194,425	8,016,137
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	22,050	1,144,376
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	78,554	5,899,394
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	236,472	4,615,939
Calvert Emerging Markets Equity Fund, Class R6	53,416	1,613,176
Calvert International Equity Fund, Class R6	75,120	2,231,060
Calvert International Opportunities Fund, Class R6	853	15,978
		$78,569,071
Income Funds — 63.6%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	570,441	$8,431,122
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	4,536,956	66,103,442
The Calvert Fund:
Calvert Core Bond Fund, Class I	2,541,309	39,923,972
Calvert High Yield Bond Fund, Class R6	399,413	9,761,659
Security	Shares	Value
Income Funds (continued)
The Calvert Fund: (continued)
Calvert Mortgage Access Fund, Class I	1,594,953	$ 15,518,891
Calvert Short Duration Income Fund, Class R6	593	9,361
		$139,748,447
Total Mutual Funds (identified cost $195,572,975)		$218,317,518

Short-Term Investments — 0.7%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(2)	1,436,827	$ 1,436,827
Total Short-Term Investments (identified cost $1,436,827)		$ 1,436,827
Total Investments — 100.1% (identified cost $197,009,802)		$219,754,345

Other Assets, Less Liabilities — (0.1)%	$ (215,362)
Net Assets — 100.0%	$219,538,983

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.

Calvert
Conservative Allocation Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2026.
Affiliated Investments
At June 30, 2026, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $219,754,345, which represents 100.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$62,243,001	$ 8,802,176	$ (4,083,065)	$ (194,746)	$ (663,924)	$ 66,103,442	$2,050,766	$ —	4,536,956
Core Bond Fund, Class I	31,684,239	10,583,421	(1,630,071)	(37,229)	(676,388)	39,923,972	1,266,839	—	2,541,309
Emerging Markets Advancement Fund, Class I	4,106,609	132,631	(838,834)	276,255	939,278	4,615,939	132,631	—	236,472
Emerging Markets Equity Fund, Class R6	1,770,990	43,509	(813,798)	329,639	282,836	1,613,176	43,508	—	53,416
Equity Fund, Class R6	7,017,955	1,229,067	(638,305)	131,462	(1,840,785)	5,899,394	26,780	1,081,127	78,554
Flexible Bond Fund, Class R6	14,106,318	499,054	(6,067,796)	(15,743)	(90,711)	8,431,122	369,249	—	570,441
Floating-Rate Advantage Fund, Class R6	7,560,514	263,611	(7,612,802)	(272,027)	60,704	—	276,963	—	—
Focused Value Fund, Class R6	5,888,083	337,916	(6,265,194)	1,154,041	(1,114,846)	—	70,167	267,749	—
High Yield Bond Fund, Class R6	9,379,296	2,897,806	(2,385,313)	(78,249)	(51,881)	9,761,659	352,667	—	399,413
International Equity Fund, Class R6	5,806,087	325,957	(4,392,511)	1,545,375	(1,053,848)	2,231,060	75,834	250,123	75,120
International Opportunities Fund, Class R6	3,513,418	522	(3,436,138)	442,206	(504,030)	15,978	522	—	853
International Responsible Index Fund, Class R6	6,990,250	4,201,234	(1,885,525)	292,778	1,339,106	10,937,843	247,955	—	240,445
Liquidity Fund, Institutional Class(1)	289,917	16,711,416	(15,564,506)	—	—	1,436,827	23,507	—	1,436,827
Mortgage Access Fund, Class I	16,551,963	740,335	(1,458,466)	(7,017)	(307,924)	15,518,891	740,336	—	1,594,953
Short Duration Income Fund, Class R6	3,447,474	32,207	(3,468,037)	40,158	(42,441)	9,361	32,206	—	593
Small/Mid-Cap Fund, Class I	1,190,817	47,246	(106,407)	(17,322)	36,290	1,150,624	1,912	45,334	43,159
Small-Cap Fund, Class R6	3,455,709	390,943	(1,660,281)	27,793	(289,160)	1,925,004	14,168	376,775	57,003
Ultra-Short Duration Income Fund, Class R6	1,169,634	1,159,138	(2,325,399)	71,841	(75,214)	—	58,522	—	—

Calvert
Conservative Allocation Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
US Large-Cap Core Responsible Index Fund, Class R6	$ 22,166,027	$ 1,186,133	$ (4,949,635)	$ 187,922	$ 1,767,429	$ 20,357,876	$ 212,465	$ 973,668	323,244
US Large-Cap Growth Responsible Index Fund, Class R6	9,749,439	12,084,891	(3,120,641)	145,164	1,802,811	20,661,664	51,679	251,413	249,477
US Large-Cap Value Responsible Index Fund, Class R6	9,277,145	817,235	(3,150,783)	564,685	507,855	8,016,137	196,756	620,478	194,425
US Mid-Cap Core Responsible Index Fund, Class R6	1,157,973	52,292	(243,306)	69,224	108,193	1,144,376	15,807	36,485	22,050
Total				$4,656,210	$133,350	$219,754,345	$6,261,239	$3,903,152

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$218,317,518	$ —	$ —	$218,317,518
Short-Term Investments	1,436,827	—	—	1,436,827
Total Investments	$219,754,345	$ —	$ —	$219,754,345
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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